WARRANTS (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Aug. 05, 2024	Mar. 08, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 17, 2023
Weighted average exercise price			$ 3.53
Proceeds from warrant exercised			$ 1,343,377			$ 7,713,310
Fair value adjustment of warrants			912,446
Proceeds from issuance of warrants			28,758
Adjustment of warrants granted for services			$ 72,912
Warrant outstanding			9,573,898		4,649,952	4,649,952
Securities Purchase Agreement [Member] | Placement Agent [Member]
Weighted average exercise price	$ 1.50
Warrants to purchase common stock	49,862
Investor [Member] | Registered Direct Offering [Member]
Common stock issued upon initial public offering, net of underwriters' commission and offering costs of $1.8 million, shares		1,600,000
Investor [Member] | Private Placement Warrants [Member]
Warrants to purchase common stock		1,600,000
Weighted average exercise price		$ 1.64
Investor [Member] | Placement Agent [Member]
Warrants to purchase common stock		32,000
Institutional Investor [Member] | Registered Direct Offering [Member] | Securities Purchase Agreement [Member]
Common stock issued upon initial public offering, net of underwriters' commission and offering costs of $1.8 million, shares	360,000
Institutional Investor [Member] | Private Placement Warrants [Member] | Securities Purchase Agreement [Member]
Warrants to purchase common stock	450,000
Weighted average exercise price	$ 1.50
Warrant [Member]
Warrants to purchase common stock			9,574,018		4,649,952
Weighted average exercise price			$ 3.37		$ 5.03	$ 5.03
Warrants exercised			25,096	0
Proceeds from warrant exercised			$ 41,294	$ 0
Exercise of warrants					0	1,036,486
Existing Warrant [Member]
Weighted average exercise price	1.64
Existing warrants	$ 1.25
Existing Warrant [Member] | Three Existing Accredited Investors [Member]
Warrants to purchase common stock	1,041,667
New Warrant [Member]
Weighted average exercise price	$ 1.50
Warrants to purchase common stock	1,302,082
Warrants expire	5 years
Tradeable Warrant [Member]
Warrants to purchase common stock			1,601,259				73,568
Non-Tradeable Warrant [Member]
Warrants to purchase common stock			3,269,791				73,568
Pre Ipo Warrant [Member]
Warrants to purchase common stock							1,109,475